Stockholders' Deficit (Details 4) - Stock Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options/Warrant, Outstanding	2,250,000	500,000
Number of Options, Granted	15,499,990	1,750,000	500,000
Number of Options, Exercised
Number of Options, Cancelled/Modified	(100,000)
Number of Options/Warrant, Outstanding	17,649,990	2,250,000	500,000
Number of Options, Exercisable	8,983,322	2,200,000	500,000
Outstanding options held by related party	17,549,990	2,250,000	500,000
Exercisable options held by related party	8,983,322	2,200,000	500,000
Weighted Average Exercise Price, Outstanding	$ 0.34	$ 0.25
Weighted Average Exercise Price, Granted	0.43	0.36	0.25
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Cancelled/Modified	0.40
Weighted Average Exercise Price, Outstanding	0.42	0.34	0.25
Weighted Average Exercise Price, Exercisable	0.27	0.34	0.25
Weighted Average Exercise Price Outstanding options held by related party	0.42	0.33	0.25
Weighted Average Exercise Price Exercisable options held by related party	$ 0.27	$ 0.30	$ 0.25
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 4 months 17 days	4 years 8 months 5 days
Weighted Average Remaining Contractual Life (in years), Granted	4 years 10 months 21 days	5 years	5 years
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 9 months 7 days
Weighted Average Remaining Contractual Life (in years), Exercisable	4 years 7 months 24 days
Weighted Average Remaining Contractual Life (in years), Outstanding options held by related party	4 years 9 months 7 days	4 years 4 months 17 days	4 years 11 months 4 days
Weighted Average Remaining Contractual Life (in years), Exercisable options held by related party	4 years 7 months 24 days	4 years 4 months 17 days	4 years 11 months 4 days